LONG-TERM DEBT	9 Months Ended
Sep. 30, 2013
LONG-TERM DEBT
LONG-TERM DEBT

9.     LONG-TERM DEBT

  Credit Facility

  On June 22, 2010, the Company amended and restated its Credit Facility, increasing the amount available from $900.0 million to $1,200.0 million.

  On July 20, 2012, the Company further amended the Credit Facility, extending the maturity date from June 22, 2016 to June 22, 2017 and updating pricing terms to reflect improved market conditions.

  At September 30, 2013, the Credit Facility was drawn down by $150.0 million (December 31, 2012 — $30.0 million). Amounts drawn down, together with related outstanding letters of credit, resulted in Credit Facility availability of $1,039.9 million at September 30, 2013.

  2012 Notes

  On July 24, 2012, the Company closed a private placement consisting of $200.0 million of guaranteed senior unsecured notes due in 2022 and 2024 (the "2012 Notes") with a weighted average maturity of 11.0 years and weighted average yield of 4.95%.

  The following are the individual series' of the 2012 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024

	$200,000

  2010 Notes

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 (the "2010 Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

  The following are the individual series' of the issued 2010 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

  Covenants

  Payment and performance of Agnico Eagle's obligations under the Credit Facility, 2012 Notes and 2010 Notes is guaranteed by each of its significant subsidiaries and certain of its other subsidiaries (the "Guarantors").

  The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business.

  The 2012 Notes and 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

  The Credit Facility, 2012 Notes and 2010 Notes also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth.

  The Company was in compliance with all covenants contained within the Credit Facility, 2012 Notes and 2010 Notes as at September 30, 2013.

  Interest on long-term debt

  Total long-term debt interest costs incurred during the three and nine months ended September 30, 2013 were $13.3 million (three months ended September 30, 2012 — $12.3 million) and $38.0 million (nine months ended September 30, 2012 — $34.7 million), respectively.

  Total interest costs capitalized to property, plant and mine development for the three and nine months ended September 30, 2013 were $0.7 million (three months ended September 30, 2012 — $0.3 million) and $3.0 million (nine months ended September 30, 2012 — $0.8 million), respectively.

  During the three months ended September 30, 2013, cash interest paid on the Credit Facility was $0.7 million (three months ended September 30, 2012 — $0.6 million), cash standby fees paid on the Credit Facility were $1.2 million (three months ended September 30, 2012 — $1.1 million) and cash interest paid on the 2010 Notes and 2012 Notes was $4.9 million (three months ended September 30, 2012 — nil).

  During the nine months ended September 30, 2013, cash interest paid on the Credit Facility was $0.9 million (nine months ended September 30, 2012 — $3.3 million), cash standby fees paid on the Credit Facility were $3.6 million (nine months ended September 30, 2012 — $3.1 million) and cash interest paid on the 2010 Notes and 2012 Notes was $29.6 million (nine months ended September 30, 2012 — $19.8 million).